S000008096 [Member] Expense Example - SA JPMorgan Global Equities Portfolio	Jul. 28, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,023
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,199
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	$ 1,314